Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

21. Subsequent Events

In January 2023, the Company gave early termination notice to Oriental Fleet about its intention to fully repay its outstanding leaseback obligations related to two of its vessels by May 12, 2023. See Note 5 “Fixed Assets, net & Advances for Vessels under Construction”.

On February 14, 2023, the Company declared a dividend of $0.75 per share of common stock amounting to $15.3 million, which is payable on March 14, 2023, to holders of record on February 28, 2023.